PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$ 10,544
230	Omnicom Group, Inc.	14,630
		25,174
	AEROSPACE & DEFENSE - 1.5%
558	Boeing Company(a)	76,290
240	General Dynamics Corporation	53,100
364	Howmet Aerospace, Inc.	11,448
48	Huntington Ingalls Industries, Inc.	10,455
234	L3Harris Technologies, Inc.	56,558
230	Lockheed Martin Corporation	98,891
174	Northrop Grumman Corporation	83,271
1,536	Raytheon Technologies Corporation	147,625
45	Teledyne Technologies, Inc.(a)	16,880
253	Textron, Inc.	15,451
46	TransDigm Group, Inc.(a)	24,687
		594,656
	APPAREL & TEXTILE PRODUCTS - 0.4%
340	Hanesbrands, Inc.	3,499
1,239	NIKE, Inc., Class B	126,625
75	PVH Corporation	4,268
52	Ralph Lauren Corporation	4,662
310	Tapestry, Inc.	9,461
234	Under Armour, Inc., Class A(a)	1,949
244	Under Armour, Inc., Class C(a)	1,850
344	VF Corporation	15,194
		167,508
	ASSET MANAGEMENT - 0.6%
109	Ameriprise Financial, Inc.	25,907
120	BlackRock, Inc.	73,085
1,157	Charles Schwab Corporation (The)	73,100
264	Franklin Resources, Inc.	6,154
392	Invesco Ltd.	6,323
186	Raymond James Financial, Inc.	16,630

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	ASSET MANAGEMENT - 0.6% (Continued)
217	T Rowe Price Group, Inc.	$ 24,653
		225,852
	AUTOMOTIVE - 1.6%
235	Aptiv plc(a)	20,931
198	BorgWarner, Inc.	6,607
3,772	Ford Motor Company	41,983
1,149	General Motors Company(a)	36,492
765	Tesla, Inc.(a)	515,167
		621,180
	BANKING - 3.0%
7,503	Bank of America Corporation	233,568
2,039	Citigroup, Inc.	93,774
442	Citizens Financial Group, Inc.	15,775
147	Comerica, Inc.	10,787
730	Fifth Third Bancorp	24,528
183	First Republic Bank	26,389
1,082	Huntington Bancshares, Inc.	13,016
2,980	JPMorgan Chase & Company	335,577
1,054	KeyCorporation	18,160
194	M&T Bank Corporation	30,922
442	PNC Financial Services Group, Inc. (The)	69,734
975	Regions Financial Corporation	18,281
49	SVB Financial Group(a)	19,355
1,321	Truist Financial Corporation	62,655
1,389	US Bancorp	63,922
3,798	Wells Fargo & Company	148,768
173	Zions Bancorp NA	8,806
		1,194,017
	BEVERAGES - 1.4%
175	Brown-Forman Corporation, Class B	12,278
3,879	Coca-Cola Company (The)	244,028
162	Constellation Brands, Inc., Class A	37,756
179	Molson Coors Beverage Company, Class B	9,757
395	Monster Beverage Corporation(a)	36,617

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	BEVERAGES - 1.4% (Continued)
1,355	PepsiCo, Inc.	$ 225,824
		566,260
	BIOTECH & PHARMA - 5.5%
1,693	AbbVie, Inc.	259,300
577	Amgen, Inc.	140,384
452	AstraZeneca plc - ADR	29,863
155	Biogen, Inc.(a)	31,611
2,195	Bristol-Myers Squibb Company	169,015
762	Eli Lilly & Company	247,063
1,166	Gilead Sciences, Inc.	72,070
232	Incyte Corporation(a)	17,625
2,708	Johnson & Johnson	480,697
2,403	Merck & Company, Inc.	219,082
240	Organon & Company	8,100
136	Perrigo Company plc	5,518
5,243	Pfizer, Inc.	274,890
80	Regeneron Pharmaceuticals, Inc.(a)	47,290
258	Vertex Pharmaceuticals, Inc.(a)	72,702
718	Viatris, Inc.	7,517
359	Zoetis, Inc.	61,709
		2,144,436
	CABLE & SATELLITE - 0.6%
140	Charter Communications, Inc., Class A(a)	65,594
4,450	Comcast Corporation, Class A	174,618
216	DISH Network Corporation, Class A(a)	3,873
		244,085
	CHEMICALS - 1.5%
224	Air Products and Chemicals, Inc.	53,868
103	Albemarle Corporation	21,525
92	Avery Dennison Corporation	14,892
119	Celanese Corporation	13,996
239	CF Industries Holdings, Inc.	20,489
764	Corteva, Inc.	41,363
723	Dow, Inc.	37,314

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	CHEMICALS - 1.5% (Continued)
676	DuPont de Nemours, Inc.	$ 37,572
126	Eastman Chemical Company	11,311
244	Ecolab, Inc.	37,517
132	FMC Corporation	14,125
101	International Flavors & Fragrances, Inc.	12,031
506	Linde plc	145,491
228	LyondellBasell Industries N.V., Class A	19,941
362	Mosaic Company (The)	17,097
241	PPG Industries, Inc.	27,556
252	Sherwin-Williams Company	56,426
		582,514
	COMMERCIAL SUPPORT SERVICES - 0.3%
74	Cintas Corporation	27,641
211	Republic Services, Inc.	27,614
114	Robert Half International, Inc.	8,537
210	Rollins, Inc.	7,333
410	Waste Management, Inc.	62,722
		133,847
	CONSTRUCTION MATERIALS - 0.1%
67	Martin Marietta Materials, Inc.	20,049
143	Vulcan Materials Company	20,320
		40,369
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	19,018
345	Ball Corporation	23,725
392	International Paper Company	16,397
94	Packaging Corp of America	12,925
158	Sealed Air Corporation	9,120
314	Westrock Company	12,510
		93,695
	DATA CENTER REIT - 0.2%
206	Digital Realty Trust, Inc.	26,745
82	Equinix, Inc.	53,876
		80,621

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.1%
582	3M Company	$ 75,317
151	Dover Corporation	18,319
364	Eaton Corporation plc	45,860
611	Emerson Electric Company	48,599
1,155	General Electric Company	73,539
728	Honeywell International, Inc.	126,533
296	Illinois Tool Works, Inc.	53,946
154	Pentair PLC	7,049
		449,162
	E-COMMERCE DISCRETIONARY - 2.4%
8,300	Amazon.com, Inc.(a) (e)	881,544
740	eBay, Inc.	30,836
120	Etsy, Inc.(a)	8,785
		921,165
	ELECTRIC UTILITIES - 2.4%
691	AES Corporation (The)	14,518
279	Alliant Energy Corporation	16,352
277	Ameren Corporation	25,030
540	American Electric Power Company, Inc.	51,808
521	CenterPoint Energy, Inc.	15,411
327	CMS Energy Corporation	22,073
298	Consolidated Edison, Inc.	28,340
341	Constellation Energy Corporation	19,526
745	Dominion Energy, Inc.	59,458
204	DTE Energy Company	25,857
685	Duke Energy Corporation	73,439
399	Edison International	25,233
214	Entergy Corporation	24,105
241	Evergy, Inc.	15,725
382	Eversource Energy	32,268
1,024	Exelon Corporation	46,408
621	FirstEnergy Corporation	23,840
1,908	NextEra Energy, Inc.	147,793
238	NRG Energy, Inc.	9,084

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	ELECTRIC UTILITIES - 2.4% (Continued)
108	Pinnacle West Capital Corporation	$ 7,897
815	PPL Corporation	22,111
561	Public Service Enterprise Group, Inc.	35,500
311	Sempra Energy	46,734
1,131	Southern Company (The)	80,652
346	WEC Energy Group, Inc.	34,821
574	Xcel Energy, Inc.	40,616
		944,599
	ELECTRICAL EQUIPMENT - 0.9%
140	A O Smith Corporation	7,655
96	Allegion plc	9,398
218	AMETEK, Inc.	23,956
584	Amphenol Corporation, Class A	37,598
729	Carrier Global Corporation	25,996
316	Fortive Corporation	17,184
810	Johnson Controls International plc	38,783
193	Keysight Technologies, Inc.(a)	26,605
397	Otis Worldwide Corporation	28,056
103	Rockwell Automation, Inc.	20,529
95	Roper Technologies, Inc.	37,492
321	TE Connectivity Ltd.	36,321
249	Trane Technologies PLC	32,338
126	Vontier Corporation	2,897
		344,808
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Engineering Group, Inc.	17,035
155	Quanta Services, Inc.	19,428
86	Technip Energies N.V. - ADR	1,066
		37,529
	ENTERTAINMENT CONTENT - 0.9%
831	Activision Blizzard, Inc.	64,702
319	Electronic Arts, Inc.	38,806
339	Fox Corporation, Class A	10,902
154	Fox Corporation - Class B, CLASS B	4,574

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	ENTERTAINMENT CONTENT - 0.9% (Continued)
459	Paramount Global, Class B	$ 11,328
122	Take-Two Interactive Software, Inc.(a)	14,949
1,908	Walt Disney Company (The)(a)	180,115
2,212	Warner Bros Discovery, Inc.(a)	29,685
		355,061
	FOOD - 0.8%
177	Campbell Soup Company	8,505
524	Conagra Brands, Inc.	17,942
649	General Mills, Inc.	48,967
168	Hershey Company (The)	36,147
279	Hormel Foods Corporation	13,213
118	J M Smucker Company (The)	15,105
269	Kellogg Company	19,190
635	Kraft Heinz Company (The)	24,219
139	Lamb Weston Holdings, Inc.	9,933
262	McCormick & Company, Inc.	21,812
1,397	Mondelez International, Inc., Class A	86,740
321	Tyson Foods, Inc., Class A	27,625
		329,398
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
35	Sylvamo Corporation (a)	1,144

	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	29,903
132	Atmos Energy Corporation	14,797
372	NiSource, Inc.	10,970
		55,670
	HEALTH CARE FACILITIES & SERVICES - 3.0%
157	AmerisourceBergen Corporation	22,212
252	Anthem, Inc.	121,610
291	Cardinal Health, Inc.	15,211
164	Catalent, Inc.(a)	17,596
657	Centene Corporation(a)	55,589
325	Cigna Corporation	85,644

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.0% (Continued)
1,386	CVS Health Corporation	$ 128,428
88	DaVita, Inc.(a)	7,036
257	HCA Healthcare, Inc.	43,191
142	Henry Schein, Inc.(a)	10,897
135	Humana, Inc.	63,189
174	IQVIA Holdings, Inc.(a)	37,756
95	Laboratory Corp of America Holdings	22,264
190	McKesson Corporation	61,980
130	Quest Diagnostics, Inc.	17,287
918	UnitedHealth Group, Inc.	471,513
76	Universal Health Services, Inc., Class B	7,654
		1,189,057
	HEALTH CARE REIT - 0.1%
527	Healthpeak Properties, Inc.	13,655
373	Ventas, Inc.	19,183
410	Welltower, Inc.	33,764
		66,602
	HOME & OFFICE PRODUCTS - 0.1%
137	Leggett & Platt, Inc.	4,737
421	Newell Brands, Inc.	8,016
58	Whirlpool Corporation	8,983
		21,736
	HOME CONSTRUCTION - 0.2%
274	DR Horton, Inc.	18,136
109	Fortune Brands Home & Security, Inc.	6,527
287	Lennar Corporation, Class A	20,254
287	Masco Corporation	14,522
64	Mohawk Industries, Inc.(a)	7,942
3	NVR, Inc.(a)	12,012
213	PulteGroup, Inc.	8,441
		87,834
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	10,960

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	HOUSEHOLD PRODUCTS - 1.4%
272	Church & Dwight Company, Inc.	$ 25,204
139	Clorox Company (The)	19,596
826	Colgate-Palmolive Company	66,196
222	Estee Lauder Companies, Inc. (The), Class A	56,537
314	Kimberly-Clark Corporation	42,437
2,385	Procter & Gamble Company (The)	342,938
		552,908
	INDUSTRIAL REIT - 0.3%
364	Duke Realty Corporation	20,002
694	Prologis, Inc.	81,649
		101,651
	INDUSTRIAL SUPPORT SERVICES - 0.2%
550	Fastenal Company	27,456
66	United Rentals, Inc.(a)	16,032
41	WW Grainger, Inc.	18,632
		62,120
	INFRASTRUCTURE REIT - 0.6%
408	American Tower Corporation	104,281
401	Crown Castle International Corporation	67,520
110	SBA Communications Corporation	35,206
		207,007
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
922	Bank of New York Mellon Corporation (The)	38,457
118	Cboe Global Markets, Inc.	13,356
387	CME Group, Inc.	79,219
326	Goldman Sachs Group, Inc. (The)	96,829
588	Intercontinental Exchange, Inc.	55,296
1,418	Morgan Stanley	107,852
117	Nasdaq, Inc.	17,847
231	Northern Trust Corporation	22,287
384	State Street Corporation	23,674
		454,817
	INSURANCE - 3.4%
795	Aflac, Inc.	43,987

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	INSURANCE - 3.4% (Continued)
356	Allstate Corporation (The)	$ 45,116
753	American International Group, Inc.	38,501
220	Aon plc, CLASS A	59,330
164	Arthur J Gallagher & Company	26,739
67	Assurant, Inc.	11,581
2,072	Berkshire Hathaway, Inc., Class B(a)	565,697
464	Chubb Ltd.	91,213
237	Cincinnati Financial Corporation	28,198
38	Everest Re Group Ltd.	10,651
111	Globe Life, Inc.	10,819
396	Hartford Financial Services Group, Inc. (The)	25,910
173	Lincoln National Corporation	8,091
259	Loews Corporation	15,348
532	Marsh & McLennan Companies, Inc.	82,593
806	MetLife, Inc.	50,609
227	Principal Financial Group, Inc.	15,161
652	Progressive Corporation (The)	75,808
407	Prudential Financial, Inc.	38,942
293	Travelers Companies, Inc. (The)	49,555
226	Unum Group	7,689
219	W R Berkley Corporation	14,949
134	Willis Towers Watson plc	26,450
		1,342,937
	INTERNET MEDIA & SERVICES - 4.5%
284	Alphabet, Inc., Class A(a) (e)	618,910
273	Alphabet, Inc., Class C(a) (e)	597,174
41	Booking Holdings, Inc.(a)	71,709
121	Expedia Group, Inc.(a)	11,474
2,304	Meta Platforms, Inc., Class A(a)	371,520
463	Netflix, Inc.(a)	80,965
730	Twitter, Inc.(a)	27,295
96	VeriSign, Inc.(a)	16,064
		1,795,111

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	LEISURE FACILITIES & SERVICES - 1.2%
369	Carnival Corporation(a)	$ 3,192
23	Chipotle Mexican Grill, Inc.(a)	30,067
113	Darden Restaurants, Inc.	12,783
38	Domino's Pizza, Inc.	14,809
284	Hilton Worldwide Holdings, Inc.	31,649
343	Las Vegas Sands Corporation(a)	11,521
127	Live Nation Entertainment, Inc.(a)	10,488
258	Marriott International, Inc., Class A	35,091
707	McDonald's Corporation	174,543
475	MGM Resorts International	13,751
210	Norwegian Cruise Line Holdings Ltd.(a)	2,335
166	Royal Caribbean Cruises Ltd.(a)	5,795
1,246	Starbucks Corporation	95,182
92	Wynn Resorts Ltd.(a)	5,242
319	Yum! Brands, Inc.	36,210
		482,658
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	11,954

	MACHINERY - 0.8%
581	Caterpillar, Inc.	103,860
323	Deere & Company	96,729
140	Flowserve Corporation	4,008
73	IDEX Corporation	13,259
342	Ingersoll Rand, Inc.	14,391
109	Parker-Hannifin Corporation	26,819
51	Snap-on, Inc.	10,049
136	Stanley Black & Decker, Inc.	14,261
186	Xylem, Inc.	14,541
		297,917
	MEDICAL EQUIPMENT & DEVICES - 3.6%
1,715	Abbott Laboratories	186,335
44	ABIOMED, Inc.(a)	10,890
299	Agilent Technologies, Inc.	35,512

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.6% (Continued)
70	Align Technology, Inc.(a)	$ 16,567
487	Baxter International, Inc.	31,280
297	Becton Dickinson and Company	73,219
21	Bio-Rad Laboratories, Inc., Class A(a)	10,395
1,472	Boston Scientific Corporation(a)	54,861
48	Cooper Companies, Inc.	15,030
615	Danaher Corporation	155,915
214	DENTSPLY SIRONA, Inc.	7,646
376	DexCom, Inc.(a)	28,023
681	Edwards Lifesciences Corporation(a)	64,756
59	Embecta Corporation(a)	1,494
249	Hologic, Inc.(a)	17,256
79	IDEXX Laboratories, Inc.(a)	27,708
157	Illumina, Inc.(a)	28,945
342	Intuitive Surgical, Inc.(a)	68,643
1,329	Medtronic plc	119,278
23	Mettler-Toledo International, Inc.(a)	26,422
111	PerkinElmer, Inc.	15,786
139	ResMed, Inc.	29,139
83	STERIS plc	17,110
335	Stryker Corporation	66,642
45	Teleflex, Inc.	11,063
395	Thermo Fisher Scientific, Inc.	214,596
61	Waters Corporation(a)	20,190
74	West Pharmaceutical Services, Inc.	22,375
204	Zimmer Biomet Holdings, Inc.	21,432
20	Zimvie, Inc.(a)	320
		1,398,828
	METALS & MINING - 0.2%
1,337	Freeport-McMoRan, Inc.	39,121
880	Newmont Corporation	52,509
		91,630

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	MULTI ASSET CLASS REIT - 0.0%(b)
154	Vornado Realty Trust	$ 4,403

	OFFICE REIT - 0.0%(b)
118	Alexandria Real Estate Equities, Inc.	17,114
139	Boston Properties, Inc.	12,368
32	Orion Office REIT, Inc.	351
68	SL Green Realty Corporation	3,138
		32,971
	OIL & GAS PRODUCERS - 3.2%
372	APA Corporation	12,983
1,850	Chevron Corporation	267,843
1,271	ConocoPhillips	114,149
411	Coterra Energy, Inc.	10,600
376	Devon Energy Corporation	20,721
160	Diamondback Energy, Inc.	19,384
102	DT Midstream, Inc.	5,000
573	EOG Resources, Inc.	63,282
4,422	Exxon Mobil Corporation	378,700
270	Hess Corporation	28,604
152	HF Sinclair Corporation	6,864
1,871	Kinder Morgan, Inc.	31,358
777	Marathon Oil Corporation	17,467
637	Marathon Petroleum Corporation	52,368
850	Occidental Petroleum Corporation	50,048
436	ONEOK, Inc.	24,198
424	Phillips 66	34,764
162	Pioneer Natural Resources Company	36,139
398	Valero Energy Corporation	42,299
1,200	Williams Companies, Inc. (The)	37,452
		1,254,223
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
649	Baker Hughes Company	18,737
865	Halliburton Company	27,126
390	NOV, Inc.	6,595

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.3% (Continued)
1,377	Schlumberger N.V.	$ 49,241
431	TechnipFMC plc(a)	2,901
		104,600
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, CLASS A - NON-VOTING	4,767
101	News Corporation, Class B	1,605
		6,372
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	24,291

	RESIDENTIAL REIT - 0.3%
137	AvalonBay Communities, Inc.	26,612
334	Equity Residential	24,121
64	Essex Property Trust, Inc.	16,737
117	Mid-America Apartment Communities, Inc.	20,436
311	UDR, Inc.	14,318
		102,224
	RETAIL - CONSUMER STAPLES - 1.6%
392	Costco Wholesale Corporation	187,877
225	Dollar General Corporation	55,224
247	Dollar Tree, Inc.(a)	38,495
900	Kroger Company (The)	42,597
455	Target Corporation	64,260
881	Walgreens Boots Alliance, Inc.	33,390
1,263	Walmart, Inc.	153,555
		575,398
	RETAIL - DISCRETIONARY - 1.8%
63	Advance Auto Parts, Inc.	10,905
23	AutoZone, Inc.(a)	49,430
216	Bath & Body Works, Inc.	5,815
213	Best Buy Company, Inc.	13,885
152	CarMax, Inc.(a)	13,753
226	Gap, Inc. (The)	1,862
149	Genuine Parts Company	19,817

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	RETAIL - DISCRETIONARY - 1.8% (Continued)
1,006	Home Depot, Inc. (The)	$ 275,915
767	Lowe's Companies, Inc.	133,972
75	O'Reilly Automotive, Inc.(a)	47,382
356	Ross Stores, Inc.	25,002
1,188	TJX Companies, Inc. (The)	66,350
114	Tractor Supply Company	22,099
61	Ulta Beauty, Inc.(a)	23,514
72	Victoria's Secret & Company(a)	2,014
		711,715
	RETAIL REIT - 0.2%
69	Federal Realty Investment Trust	6,606
425	Kimco Realty Corporation	8,402
329	Realty Income Corporation	22,458
155	Regency Centers Corporation	9,193
323	Simon Property Group, Inc.	30,659
		77,318
	SELF-STORAGE REIT - 0.2%
123	Extra Space Storage, Inc.	20,925
151	Public Storage	47,213
		68,138
	SEMICONDUCTORS - 3.7%
909	Advanced Micro Devices, Inc.(a)	69,511
531	Analog Devices, Inc.	77,574
984	Applied Materials, Inc.	89,524
410	Broadcom, Inc.	199,182
3,816	Intel Corporation	142,757
37	IPG Photonics Corporation(a)	3,483
153	KLA Corporation	48,819
135	Lam Research Corporation	57,530
432	Microchip Technology, Inc.	25,091
942	Micron Technology, Inc.	52,074
2,356	NVIDIA Corporation	357,145
111	Qorvo, Inc.(a)	10,470
1,140	QUALCOMM, Inc.	145,624

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	SEMICONDUCTORS - 3.7% (Continued)
161	Skyworks Solutions, Inc.	$ 14,915
161	Teradyne, Inc.	14,418
899	Texas Instruments, Inc.	138,131
		1,446,248
	SOFTWARE - 7.1%
441	Adobe, Inc.(a)	161,431
150	Akamai Technologies, Inc.(a)	13,700
83	ANSYS, Inc.(a)	19,861
224	Autodesk, Inc.(a)	38,519
261	Cadence Design Systems, Inc.(a)	39,158
121	Citrix Systems, Inc.	11,758
650	Fortinet, Inc.(a)	36,777
246	Intuit, Inc.	94,818
7,444	Microsoft Corporation (e)	1,911,842
581	NortonLifeLock, Inc.	12,759
2,082	Oracle Corporation	145,469
771	Salesforce, Inc.(a)	127,246
169	ServiceNow, Inc.(a)	80,363
135	Synopsys, Inc.(a)	41,000
40	Tyler Technologies, Inc.(a)	13,299
		2,748,000
	SPECIALTY FINANCE - 0.4%
643	American Express Company	89,133
431	Capital One Financial Corporation	44,906
286	Discover Financial Services	27,050
541	Synchrony Financial	14,942
		176,031
	SPECIALTY REITS - 0.0%(b)
316	Iron Mountain, Inc.	15,386

	STEEL - 0.1%
304	Nucor Corporation	31,741

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	TECHNOLOGY HARDWARE - 6.8%
16,418	Apple, Inc. (e)	$ 2,244,668
204	Arista Networks, Inc.(a)	19,123
4,461	Cisco Systems, Inc.	190,217
752	Corning, Inc.	23,696
61	F5, Inc.(a)	9,335
149	Garmin Ltd.	14,639
1,288	Hewlett Packard Enterprise Company	17,079
1,352	HP, Inc.	44,319
342	Juniper Networks, Inc.	9,747
161	Motorola Solutions, Inc.	33,746
217	NetApp, Inc.	14,157
217	Seagate Technology Holdings plc	15,502
302	Western Digital Corporation(a)	13,539
165	Xerox Holdings Corporation	2,450
51	Zebra Technologies Corporation, Class A(a)	14,991
		2,667,208
	TECHNOLOGY SERVICES - 4.2%
643	Accenture PLC, Class A	178,529
435	Automatic Data Processing, Inc.	91,367
115	Broadridge Financial Solutions, Inc.	16,393
142	CDW Corporation/DE	22,374
524	Cognizant Technology Solutions Corporation, Class A	35,365
249	DXC Technology Company(a)	7,547
114	Equifax, Inc.	20,837
615	Fidelity National Information Services, Inc.	56,377
568	Fiserv, Inc.(a)	50,535
82	FleetCor Technologies, Inc.(a)	17,229
88	Gartner, Inc.(a)	21,281
280	Global Payments, Inc.	30,979
897	International Business Machines Corporation	126,647
80	Jack Henry & Associates, Inc.	14,402
179	Kyndryl Holdings, Inc.(a)	1,751
124	Leidos Holdings, Inc.	12,488
39	MarketAxess Holdings, Inc.	9,984

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	TECHNOLOGY SERVICES - 4.2% (Continued)
855	Mastercard, Inc., Class A	$ 269,735
166	Moody's Corporation	45,147
83	MSCI, Inc.	34,208
344	Nielsen Holdings plc	7,988
311	Paychex, Inc.	35,414
1,093	PayPal Holdings, Inc.(a)	76,335
293	S&P Global, Inc.	98,759
170	Verisk Analytics, Inc.	29,425
1,637	Visa, Inc., Class A	322,310
411	Western Union Company (The)	6,769
		1,640,175
	TELECOMMUNICATIONS - 1.1%
7,017	AT&T, Inc.	147,076
1,036	Lumen Technologies, Inc.	11,303
424	T-Mobile US, Inc.(a)	57,045
3,977	Verizon Communications, Inc.	201,833
		417,257
	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	24,144

	TOBACCO & CANNABIS - 0.6%
1,895	Altria Group, Inc.	79,154
1,586	Philip Morris International, Inc.	156,602
		235,756
	TRANSPORTATION & LOGISTICS - 1.5%
124	Alaska Air Group, Inc.(a)	4,966
442	American Airlines Group, Inc.(a)	5,605
282	Canadian Pacific Railway Ltd.	19,695
134	CH Robinson Worldwide, Inc.	13,584
2,331	CSX Corporation	67,739
620	Delta Air Lines, Inc.(a)	17,961
179	Expeditors International of Washington, Inc.	17,445
221	FedEx Corporation	50,103
89	JB Hunt Transport Services, Inc.	14,015

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	TRANSPORTATION & LOGISTICS - 1.5% (Continued)
253	Norfolk Southern Corporation	$ 57,504
94	Old Dominion Freight Line, Inc.	24,090
534	Southwest Airlines Company(a)	19,288
646	Union Pacific Corporation	137,780
244	United Airlines Holdings, Inc.(a)	8,642
706	United Parcel Service, Inc., Class B	128,873
		587,290
	TRANSPORTATION EQUIPMENT - 0.2%
149	Cummins, Inc.	28,836
356	PACCAR, Inc.	29,313
178	Westinghouse Air Brake Technologies Corporation	14,610
		72,759
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	47,492
526	Sysco Corporation	44,557
		92,049
	WHOLESALE - DISCRETIONARY - 0.1%
176	Copart, Inc.(a)	19,124
268	LKQ Corporation	13,156
39	Pool Corporation	13,698
		45,978

	TOTAL COMMON STOCKS (Cost $23,566,578)	31,490,152

	EXCHANGE-TRADED FUND — 2.4%
	EQUITY - 2.4%
2,478	SPDR S&P 500 ETF Trust	934,826

	TOTAL EXCHANGE-TRADED FUND (Cost $597,882)	934,826

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares				Fair Value
SHORT-TERM INVESTMENT — 8.0%
MONEY MARKET FUND - 8.0%
3,157,678	First American Government Obligations Fund Class X, 1.29% (Cost $3,157,678)(c)			$ 3,157,678

	TOTAL INVESTMENTS - 90.7% (Cost $27,322,138)			$ 35,582,656
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.3%			3,655,532
	NET ASSETS - 100.0%			$ 39,238,188

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
84	CME E-Mini Standard & Poor's 500 Index Future	09/16/2022	$ 15,915,900	$ 153,075
TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	Securities pledged as collateral. As of June 30, 2022, securities pledged as collateral had a market value of $6,254,138.